UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Vistana Vacation Ownership, Inc.

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): February 2, 2021

Commission File Number of securitizer: 025-00470

Central Index Key Number of securitizer: 0001173888

James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6895

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Vistana Vacation Ownership, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2020 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) VSE 2016-A VOI Mortgage LLC; (ii) VSE 2017-A VOI Mortgage LLC; and (iii) VSE 2018-A VOI Mortgage LLC.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 2, 2021

VISTANA VACATION OWNERSHIP, INC.
(Securitizer)

By:	/s/ Joseph J. Bramuchi
Name: Joseph J. Bramuchi
Title: Vice President

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